Leases - Future Commitments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of leases [Line Items]
Gross lease liabilities	$ 140,063	$ 157,717
Amounts representing interest	(23,309)	(24,583)
Present value of net lease payments	116,754	133,134
Current portion of lease obligations	(23,682)	(24,945)
Non-current portion of lease obligations	93,072	108,189
Less than 1 year
Disclosure Of leases [Line Items]
Gross lease liabilities	29,217	30,641
1 - 3 years
Disclosure Of leases [Line Items]
Gross lease liabilities	46,501	50,024
3 - 5 years
Disclosure Of leases [Line Items]
Gross lease liabilities	38,177	34,313
After 5 years
Disclosure Of leases [Line Items]
Gross lease liabilities	$ 26,168	$ 42,739